OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Other Assets [Abstract]
Components of other receivables, prepaid expenses and accrued income

(in thousands of $)	2019	2018
Prepaid expenses	4,031	4,285
Other receivables	5,249	14,435
	9,280	18,720